UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: September 30, 2011
                                                        ------------------
                 Check here if Amendment |_|; Amendment Number:
                                                               ----------
                        This Amendment (Check only one):

                          |_| is a restatement.
                          |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Thomas W. Smith
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Address:     323 Railroad Avenue     Greenwich        CT              06830
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             (Street)                (City)          (State)          (Zip)

Form 13F File Number:         028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:                 Thomas W. Smith
         Title:                Investment Manager
         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
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[Signature]

         Greenwich, CT
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[City, State]

         November 11, 2011
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[Date]

Report Type (Check only one.):


|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

            Number of Other Included Managers:       2
                                                     ---------
            Form  13F Information Table Entry Total: 29
                                                     ---------
            Form  13F Information Table Value Total: $925,031 (thousands)
                                                     ---------

List of Other Included Managers:


No.         Form 13F                     File No.: Name:
--          --------------------------   ---------------------------------------
01          028-10290                    Scott J. Vassalluzzo
---------   --------------------------   ---------------------------------------
02          028-13257                    Steven M. Fischer
---------   --------------------------   ---------------------------------------

---------   --------------------------   ---------------------------------------

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

                           FORM 13F INFORMATION TABLE


                                                      VALUE       SHARES/   SH/  PUT/   INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS     CUSIP    (x$1000)     PRN AMT   PRN  CALL   DSCRETN   MANAGERS      SOLE    SHARED  NONE
--------------           --------------     -----    --------     -------   ---  ----   -------   --------      ----    ------  ----
ALLIANCE DATA
   SYSTEMS CORP.          COMMON STOCK    018581108     5,251       56,650   SH           Sole         -        56,650
ALLIANCE DATA
   SYSTEMS CORP.          COMMON STOCK    018581108    81,601      880,270   SH          Other     01, 02      880,270
BOARDWALK PIPELINE
   PARTNERS, LLP         UT LTD PARTNER   096627104      590        23,000   SH           Sole         -        23,000
COPART, INC.              COMMON STOCK    217204106    12,730      325,408   SH           Sole         -       325,408
COPART, INC.              COMMON STOCK    217204106    66,505    1,700,018   SH          Other     01, 02    1,700,018
CREDIT ACCEPTANCE CORP.   COMMON STOCK    225310101    17,883      277,855   SH           Sole         -       277,855
CREDIT ACCEPTANCE CORP.   COMMON STOCK    225310101    256,510   3,985,545   SH          Other     01, 02    3,985,545
GAMESTOP CORP.            COMMON STOCK    36467W109     1,387       60,040   SH           Sole                  60,040
GAMESTOP CORP.            COMMON STOCK    36467W109    17,325      750,000   SH          Other     01,02       750,000
IRON MOUNTAIN, INC.       COMMON STOCK    462846106      202         6,400   SH           Sole         -         6,400
LIFE TIME FITNESS, INC.   COMMON STOCK    53217R207     5,921      160,667   SH           Sole         -       160,667
LIFE TIME FITNESS, INC.   COMMON STOCK    53217R207    44,458    1,206,450   SH          Other     01, 02    1,206,450
MARKET LEADER, INC.       COMMON STOCK    57056R103      182        82,500   SH           Sole         -        82,500
MARKET LEADER, INC.       COMMON STOCK    57056R103      601       273,158   SH          Other     01, 02      273,158
MOBILE MINI, INC.         COMMON STOCK    60740F105     1,543       93,829   SH           Sole         -        93,829
NEUSTAR INC.                  CL A        64126X201     5,043      200,600   SH           Sole         -       200,600
NEUSTAR INC.                  CL A        64126X201    79,807    3,174,500   SH          Other     01, 02    3,174,500
POOL CORPORATION          COMMON STOCK    73278L105      485        18,518   SH           Sole         -        18,518
STAPLES INC.              COMMON STOCK    855030102      366        27,500   SH           Sole         -        27,500
SUPPORT.COM, INC.         COMMON STOCK    86858W101     4,142    2,092,070   SH          Other     01, 02    2,092,070
SYSTEMAX INC.             COMMON STOCK    871851101     2,286      179,700   SH           Sole         -       179,700
SYSTEMAX INC.             COMMON STOCK    871851101    28,914    2,273,091   SH          Other     01, 02    2,273,091
TRACTOR SUPPLY CO.        COMMON STOCK    892356106     7,207      115,262   SH           Sole         -       115,262
TRACTOR SUPPLY CO.        COMMON STOCK    892356106    51,776      828,018   SH          Other     01, 02      828,018
U.S. AUTO PARTS
   NETWORK, INC.          COMMON STOCK    90343C100     6,128    1,208,722   SH          Other     01, 02    1,208,722
VISTAPRINT N.V.               SHS         N93540107     5,202      192,450   SH           Sole         -       192,450
VISTAPRINT N.V.               SHS         N93540107    88,521    3,274,904   SH          Other     01, 02    3,274,904
WORLD ACCEPTANCE CORP.    COMMON STOCK    981419104     8,210      146,738   SH           Sole         -       146,738
WORLD ACCEPTANCE CORP.    COMMON STOCK    981419104    124,258   2,220,876   SH          Other     01, 02    2,220,876